Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Movements by Class of Provision	Movements by Class of Provisions

in € m.	Operational Risk	Civil Litigation	Regulatory Enforcement	Re- structuring	Other	Total[1]
Balance as of January 1, 2024	40	1,124	129	333	421	2,047
Changes in the group of consolidated companies	—	—	—	—	—	—
New provisions	6	2,201	84	149	312	2,751
Amounts used	2	954	8	55	67	1,086
Unused amounts reversed	4	509	41	153	66	773
Effects from exchange rate fluctuations/ Unwind of discount	—	3	2	—	1	5
Transfers	—	30	—	—	(16)	13
Balance as of December 31, 2024	40	1,895	166	273	584	2,958
Changes in the group of consolidated companies	—	—	—	—	—	—
New provisions	37	293	84	36	196	646
Amounts used	8	822	74	106	231	1,241
Unused amounts reversed	1	181	17	53	95	346
Effects from exchange rate fluctuations/ Unwind of discount	—	(4)	(7)	—	(12)	(24)
Transfers	—	11	—	—	—	11
Balance as of December 31, 2025	66	1,192	152	151	442	2,004
[1]For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed